INCOME TAXES (Undistributed Earnings of Foreign Subsidiaries) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Undistributed earnings of foreign subsidiaries
U.S. deferred income tax liability on foreign earnings	$ 0
Undistributed earnings of foreign subsidiaries permanently reinvested outside the United States	$ 77,700